UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01735

FPA NEW INCOME, INC.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)		Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA NEW INCOME, INC. 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item 1:  Report to Shareholders.

FPA New Income, Inc.

Semi-Annual Report

Distributor:

UMB DISTRIBUTION SERVICES, LLC

235 West Galena Street
Milwaukee, Wisconsin 53212

March 31, 2018

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

Dear Shareholders:

FPA New Income, Inc. (the "Fund") had a total return of 0.40% in the first quarter of 2018. As of March 31, 2018, the portfolio had a yield-to-worst1 of 3.44% and an effective duration2 of 1.57 years.

Treasury yields continued to rise across the yield curve throughout the first quarter. Over the past three months, there was ultimately a near uniform upward shift in yields across the yield curve, though the shape of the yield curve shifted during that time period. Credit spreads ceased their relentless march lower, at least temporarily, ending the quarter roughly flat compared to the end of 2017. Though spreads are essentially unchanged and interest rates are higher, the market remains expensive, leaving us with a dearth of attractive investment opportunities. The portfolio's credit-sensitive holdings decreased to 9.9%, compared to 10.9% on Dec. 31, 2017. Meanwhile, we took advantage of higher rates to redeploy capital into longer-duration, high-quality bonds, so cash and equivalents decreased to 6.3% at the end of the quarter versus 7.3% at the end of 2017. We remain cautious about credit risk and seek opportunities to extend the portfolio's duration as rates allow.

Due to our emphasis on protecting against uncompensated duration risk, the Fund has performed well in comparison to commonly used industry benchmarks. Of note, the Bloomberg Barclays U.S. Aggregate Bond 1-3 year Index, with a 1.94-year duration, returned -0.20% during the quarter. The broader market index, with a 6.08-year duration, returned -1.46% during the quarter. We remain optimistic that our active management of duration will continue to benefit our investors in what has become an increasingly volatile market after a long period of calm.

Portfolio Attribution

The largest contributors to performance during the quarter were corporate bank debt and bonds, primarily driven by a metals and mining investment, followed by GNMA project loan interest-only securities, the latter of which benefited from tighter spreads. Collateralized loan obligations (CLO) were also a large contributor to return, owing mostly to coupon return. The largest detractors from first quarter performance included two- to three-year maturity Treasury bonds and credit card asset-backed securities, both of which declined in price due to rising interest rates. Equipment asset-backed securities also detracted from performance due to the underperformance of a bond backed by commercial aircraft.

1  Yield-to-worst is the lowest possible yield that can be received on a bond without the issuer actually defaulting. It does not represent the yield that an investor should expect to receive. As of March 31, 2018, the SEC yield was 2.99%. This yield figure reflects the theoretical income that a bond portfolio would generate, including dividends and interest, during the period after deducting the Fund's expenses for the period (but excluding any fee waivers). The Fund's actual net earnings for a given period under generally accepted accounting principles may differ from this standardized yield. The SEC yield is expressed as an annual percentage based on the price of the Fund at the beginning of the month.

2  Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates.

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

Portfolio Activity

The table below shows the portfolio's exposures as of March 31, 2018 compared to year-end 2017:

Sector	% Portfolio 12/31/2017	% Portfolio 3/31/2018	Change (bps)
ABS	56.8%	57.2%	+40
Mortgage Backed (CMO3)	10.3%	11.4%	+110
Stripped Mortgage-backed	7.1%	6.4%	-70
Corporate	7.9%	7.3%	-60
CMBS[4]	3.7%	3.9%	+20
Mortgage Pass-through	2.2%	2.6%	+40
U.S. Treasury	4.7%	4.9%	+20
Cash and equivalents	7.3%	6.3%	-100
Total	100%	100%
Yield-to-worst	2.95%	3.44%	+49
Duration (years)	1.47	1.57	+10
Average Life (years)	1.86	2.01	+15

With rates meaningfully higher during the first quarter, we worked to add duration to the portfolio in a manner consistent with our oft-described goal of buying bonds with sufficient yield to produce an expected positive total return over 12 months, assuming that yields would increase by 100 basis points (bps). Moreover, due to low spreads, we have been further stress-testing investments on a case-by-case basis to gauge whether they could produce a positive total return in an environment of higher spreads. This latter test has generally meant that our investment activity has tended more toward plain-vanilla bonds and issuers, eschewing novel asset classes and newer, less seasoned issuers that can surface when markets become expensive.

During the quarter, we invested approximately 14% of the portfolio in a combination of high-quality (single-A rated or higher) asset-backed securities, agency and non-agency mortgages, commercial mortgage-backed securities (CMBS) and investment-grade corporate bonds that, as a group, have an average duration of approximately 2.5 years. Within that, the bulk of the investments were directed toward asset-backed securities and agency mortgages. Asset-backed securities (ABS) investments included auto ABS (the majority of which are backed by prime-quality borrowers), equipment ABS and credit card ABS. The higher-interest-rate environment has begun to resuscitate the agency mortgage market, which had long been plagued by insufficient yield, both on an absolute basis and relative to the duration and convexity, or the change in duration that can occur as rates change. We bought agency collateralized mortgage obligations (CMOs) and pools at prices that we are hopeful will yield attractive returns even if higher rates lead to slower prepayment speeds. These investments were funded with a combination of cash on hand, proceeds from amortization and maturities that occurred during the quarter, sales of existing ABS that had remaining average lives of less than six months, and the sale of a few specific investments that we felt were no longer attractively priced relative to the credit risk and mark-to-market risk.

Due to the lack of attractively priced credit opportunities (BBB rated and lower), the portfolio's credit holdings have been decreasing for the past three years. That trend continues today. Though rates are higher (good)

3  Collateralized mortgage obligations are mortgage-backed bonds that separate mortgage pools into different maturity classes.

4  Commercial mortgage backed securities are securities backed by commercial mortgages rather than residential mortgages.

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

and spreads were unchanged this quarter (also good), the absolute level of yield available on credit investments is still short of adequate compensation for credit risk (both fundamental credit risk and structural credit risk). We occasionally find new ideas, and as the market becomes more volatile, we can add to existing positions at attractive prices. However, these investments have thus far been more than offset by the maturation of existing holdings and the occasional active reduction of certain positions. We are hopeful that we are seeing the beginnings of a cheaper market, but until that market materializes, we expect the Fund's credit exposure to continue to decline.

Market Commentary

Since the presidential election, markets have been buoyed by optimism of stronger economic growth, and prices for riskier assets had been moving in one direction — up in price (or down in attractiveness, depending on your view). The S&P 500 reached an all-time high on Jan. 26, 2018, and then on Feb. 5 experienced its largest one-day point drop ever and its largest one-day percentage decline in the last six years.

The commonly attributed cause for the February plunge was the return of volatility after relative calm during the 1.5 years following the November 2016 presidential election. As shown in the chart below, the VIX5 index, a measure of equity market volatility, spiked in February of this year.

The spark for that volatility may never be known, and that should be a reminder to investors that often risks can be unforeseen.

Since that spike, the equity market has been decidedly more volatile, with more recent volatility attributed to the risk of a trade war between the U.S. and China. The chart above shows that increased volatility has enveloped the bond market too, as measured by the Merrill Lynch Option Volatility Estimate (MOVE6) Index. The bond

5  The VIX Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500 Index (SPXSM) call and put options.

6  The Merrill lynch Option Volatility Estimate (MOVE) Index is a yield curve weighted index of the normalized implied volatility on 1-month Treasury options which are weighted on the 2, 5, 10, and 30 year contracts

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

market had generally been more volatile since the election, but it too had been less volatile of over the past eight months, with yields moving consistently higher:

With the spike in the VIX and the trade war threat, the rates market has been vacillating between lower rates and a flatter slope (economic growth is at risk), and higher rates and a steeper slope (everything will be fine, there is nothing to see here).

Similar to the rates market, bond market spreads have gone from risk "on" to risk "we're not sure":

Spreads had trended lower from the election into the beginning of 2018. At the end of January though, spreads widened in both high-quality bonds, as measured by the Bloomberg Barclays Aggregate Bond Index,

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

and in high-yield bonds, as measured by the Bloomberg Barclays High Yield Bond Index. Spreads on both indices subsequently rallied to levels roughly equal to those at the beginning of this year.

In short, we are no longer in a one-way market. We are hopeful that these changes in trajectories mark the beginning of a more attractive opportunity set for absolute return investors like us. However, with greater opportunity also comes greater risk. High prices in bonds have left fixed income investors more vulnerable to market swings, as low rates have left them exposed to the highest duration on the Aggregate Bond Index since 1989. Investors can no longer count on unidirectional money flows and rallying markets to bail them out of speculative bets and bad trades. We have never made such bets. In contrast to passive strategies, we are hopeful that our active management of this portfolio will leave us well positioned to take advantage of opportunities as they arrive, and to protect capital in the meantime.

Beware the Zombies

Over the course of our fixed income market research, we sometimes come across analysis that we find thought-provoking even though it may be outside the mainstream and might not always offer a neat and tidy conclusion. These ideas at times keep us awake at night as we contemplate whether they could have a negative impact on our portfolio and/or the fixed income markets as a whole.

Recently we came across an interesting and cautionary commentary on zombie companies. A zombie company is an entity that spends more on interest than the business earns. In technical terms, a zombie company has a ratio of less than one when calculating its earnings before interest and taxes (EBIT) divided by cash interest expense (using a multi-year period to minimize the effects of one-time negative events).

The graph below depicts the percentage of S&P 1500 companies that are zombies:

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

At the end of 2007, only 5.7% of companies in the S&P 1500 fit this definition. Ten years later, on Dec. 31, 2017, this type of company represented 13% of the S&P 1500, a higher percentage than during the great recession. Excluding the energy sector from the calculation, zombie companies represented 11.4% of the index, twice the 2007 number.

Over the last decade, two policies appear to have helped produce this dramatic increase in zombie companies: Quantitative easing (QE) and the Federal Reserve Bank's zero interest rate policy (ZIRP). Plotting the percentage of zombie companies against the yield on the 10-year treasury since 2000 shows a correlation between lower treasury rates and a higher percentage of zombie companies.

If the expansionary monetary policy tools implemented post-2008 contributed to the rise of zombie companies as illustrated above, what potentially could happen to the number of zombie companies in the system as those same expansionary monetary policies are unwound going forward?

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

The chart below depicts the number of companies in the S&P 1500 by industry sector that have an EBIT to interest expense ratio of 1-4 times. It further shows the number by credit quality.

Several industries stand out as "at risk" to an increase in the number of zombie companies: real estate, utilities, capital goods and materials. For a variety of reasons, these industries appear to be under pressure from a change in their competitive landscape.

One objective of both of the Federal Reserve's Quantitative Easing (QE) and Zero Interest-Rate Policy (ZIRP) monetary policy initiatives, per then-Chairman Ben Bernanke in November 2010, was to create a virtuous cycle. Lowering corporate bond rates to encourage investment was part of that cycle.

The alternative view of these policies is that the resulting cheap money enabled highly indebted companies to survive (albeit as zombies). Our current economic system presumes that only the strong survive. Weak or poorly run companies are supposed to either perish or be recapitalized and given new management to make them competitive. Zombie companies have a detrimental impact on an industry by dragging down productivity and stymying innovation. In addition, pricing action by the zombie can have a negative impact on stronger companies in that they are unable to optimize profit. Data also suggests that these companies constrain wage and benefit

7  IG = Investment Grade (AAA, AA, A credit quality); IG — lower medium-grade (BBB), HY = High Yield (BB & below)

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

growth for their employees. As QE and ZIRP unwind, resulting in positive real rates for treasury securities, zombie companies will feel pressure from higher debt costs. Those rising costs may finally decapitate these zombies.

Respectfully submitted,

Thomas H. Atteberry
Portfolio Manager

Abhijeet Patwardhan
Portfolio Manager
April 2018

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

The discussions of Fund investments represent the views of the Fund's managers at the time of this report and are subject to change without notice. References to individual securities are for informational purposes only and should not be construed as recommendations to purchase or sell individual securities.

FUND RISKS

Investments in mutual funds carry risks and investors may lose principal value. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. The funds may purchase foreign securities which are subject to interest rate, currency exchange rate, economic and political risks: this may be enhanced when investing in emerging markets. The securities of smaller, less well-known companies can be more volatile than those of larger companies. The return of principal in a bond fund is not guaranteed. Bond funds have the same issuer, interest rate, inflation and credit risks that are associated with underlying bonds owned by the fund. Lower rated bonds, convertible securities and other types of debt obligations involve greater risks than higher rated bonds. Mortgage securities and collateralized mortgage obligations (CMOs) are subject to prepayment risk and the risk of default on the underlying mortgages or other assets; derivatives may increase volatility. High yield securities can be volatile and subject to much higher instances of default.

FORWARD LOOKING STATEMENT DISCLOSURE

As mutual fund managers, one of our responsibilities is to communicate with shareholders in an open and direct manner. Insofar as some of our opinions and comments in our letters to shareholders are based on our current expectations, they are considered "forward-looking statements" which may or may not prove to be accurate over the long term. While we believe we have a reasonable basis for our comments and we have confidence in our opinions, actual results may differ materially from those we anticipate. You can identify forward-looking statements by words such as "believe," "expect," "may," "anticipate," and other similar expressions when discussing prospects for particular portfolio holdings and/or the markets, generally. We cannot, however, assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. Further, information provided in this report should not be construed as a recommendation to purchase or sell any particular security.

FPA NEW INCOME, INC.

PORTFOLIO SUMMARY

March 31, 2018 (Unaudited)

Common Stocks		0.0%*
Industrials	0.0%*
Bonds & Debentures		99.9%
Asset-Backed Securities	57.2%
Residential Mortgage-Backed Securities	14.0%
U.S. Treasuries	11.1%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds & Notes	3.8%
Corporate Bank Debt	3.5%
Short-term Investments		0.1%
Other Assets And Liabilities, Net		0.0%*
Net Assets		100.0%

*  Less than 0.05%

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2018
(Unaudited)

COMMON STOCK — 0.0%	Shares or Principal Amount	Fair Value
INDUSTRIALS — 0.0%
Boart Longyear Ltd.(a) (Cost $630,347)	261,407,903	$2,007,743
BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.3%
AGENCY — 0.0%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$408,943	$404,056
Government National Mortgage Association 2012-2 A — 1.862% 6/16/2031	104,792	104,594
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	143,666	143,373
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050(b)	31,512	31,786
		$683,809
AGENCY STRIPPED — 6.4%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044(b)	$8,068,014	$18
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042(b)	18,295	22
Government National Mortgage Association 2009-86 IO — 0.104% 10/16/2049(b)	16,446,362	180,824
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049(b)	13,820,729	118,802
Government National Mortgage Association 2009-105 IO — 0.166% 11/16/2049(b)	10,588,776	80,257
Government National Mortgage Association 2012-45 IO — 0.22% 4/16/2053(b)	14,863,108	314,705
Government National Mortgage Association 2009-71 IO — 0.261% 7/16/2049(b)	3,286,640	45,680
Government National Mortgage Association 2008-8 IO — 0.351% 11/16/2047(b)	9,758,199	66,670
Government National Mortgage Association 2012-125 IO — 0.378% 2/16/2053(b)	74,636,695	2,050,128
Government National Mortgage Association 2009-49 IO — 0.379% 6/16/2049(b)	11,903,911	128,993
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049(b)	2,957,787	52,130
Government National Mortgage Association 2009-60 IO — 0.508% 6/16/2049(b)	7,176,804	75,387
Government National Mortgage Association 2007-77 IO — 0.525% 11/16/2047(b)	21,761,503	351,568
Government National Mortgage Association 2010-123 IO — 0.539% 9/16/2050(b)	6,477,296	125,658
Government National Mortgage Association 2005-9 IO — 0.566% 1/16/2045(b)	1,549,027	15,732
Government National Mortgage Association 2009-30 IO — 0.569% 3/16/2049(b)	5,175,071	145,140
Government National Mortgage Association 2008-24 IO — 0.593% 11/16/2047(b)	518,206	4,778
Government National Mortgage Association 2012-25 IO — 0.646% 8/16/2052(b)	100,653,835	2,728,584
Government National Mortgage Association 2014-157 IO — 0.656% 5/16/2055(b)	159,904,607	7,153,077
Government National Mortgage Association 2013-45 IO — 0.686% 12/16/2053(b)	76,041,128	2,233,085
Government National Mortgage Association 2015-41 IO — 0.691% 9/16/2056(b)	39,514,569	2,092,273
Government National Mortgage Association 2012-58 IO — 0.717% 2/16/2053(b)	224,245,837	7,818,443
Government National Mortgage Association 2012-150 IO — 0.724% 11/16/2052(b)	75,063,905	3,316,030
Government National Mortgage Association 2004-43 IO — 0.74% 6/16/2044(b)	12,912,903	162,970
Government National Mortgage Association 2014-138 IO — 0.748% 4/16/2056(b)	24,298,332	1,298,515
Government National Mortgage Association 2015-86 IO — 0.772% 5/16/2052(b)	71,908,478	3,934,832
Government National Mortgage Association 2013-125 IO — 0.773% 10/16/2054(b)	22,647,425	865,059
Government National Mortgage Association 2012-79 IO — 0.775% 3/16/2053(b)	145,121,957	5,724,597
Government National Mortgage Association 2014-110 IO — 0.776% 1/16/2057(b)	74,082,071	4,243,228
Government National Mortgage Association 2014-77 IO — 0.788% 12/16/2047(b)	60,863,455	2,813,778
Government National Mortgage Association 2013-63 IO — 0.79% 9/16/2051(b)	72,621,475	3,768,169
Government National Mortgage Association 2015-7 IO — 0.792% 1/16/2057(b)	16,005,262	926,181
Government National Mortgage Association 2012-114 IO — 0.802% 1/16/2053(b)	51,392,497	2,706,134
Government National Mortgage Association 2013-13 IO — 0.803% 7/16/2047(b)	105,833,387	4,731,906

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Government National Mortgage Association 2014-164 IO — 0.803% 1/16/2056(b)	$280,685,363	$13,561,426
Government National Mortgage Association 2014-153 IO — 0.806% 4/16/2056(b)	230,610,885	12,391,000
Government National Mortgage Association 2015-47 IO — 0.826% 10/16/2056(b)	189,822,271	11,246,115
Government National Mortgage Association 2014-135 IO — 0.834% 1/16/2056(b)	315,466,531	16,850,235
Government National Mortgage Association 2014-175 IO — 0.834% 4/16/2056(b)	228,107,670	12,834,159
Government National Mortgage Association 2015-19 IO — 0.847% 1/16/2057(b)	105,158,193	6,510,596
Government National Mortgage Association 2008-45 IO — 0.849% 2/16/2048(b)	2,639,521	11,267
Government National Mortgage Association 2015-101 IO — 0.878% 3/16/2052(b)	175,833,173	10,043,222
Government National Mortgage Association 2008-92 IO — 0.889% 10/16/2048(b)	21,355,908	294,118
Government National Mortgage Association 2014-187 IO — 0.904% 5/16/2056(b)	215,393,212	12,967,317
Government National Mortgage Association 2006-55 IO — 0.914% 8/16/2046(b)	8,547,266	24,080
Government National Mortgage Association 2015-169 IO — 0.933% 7/16/2057(b)	229,181,465	15,767,478
Government National Mortgage Association 2015-114 IO — 0.941% 3/15/2057(b)	163,538,165	9,966,212
Government National Mortgage Association 2015-128 IO — 0.944% 12/16/2056(b)	206,914,492	12,166,738
Government National Mortgage Association 2015-160 IO — 0.945% 1/16/2056(b)	259,037,873	16,678,568
Government National Mortgage Association 2015-150 IO — 0.949% 9/16/2057(b)	232,880,122	16,427,364
Government National Mortgage Association 2012-53 IO — 0.953% 3/16/2047(b)	69,071,707	3,003,286
Government National Mortgage Association 2008-48 IO — 0.968% 4/16/2048(b)	8,928,528	135,764
Government National Mortgage Association 2015-108 IO — 0.969% 10/16/2056(b)	38,081,005	2,419,168
Government National Mortgage Association 2016-34 IO — 1.003% 1/16/2058(b)	222,180,027	16,932,051
Government National Mortgage Association 2016-45 IO — 1.003% 2/16/2058(b)	120,818,817	9,123,935
Government National Mortgage Association 2016-65 IO — 1.009% 1/16/2058(b)	246,205,048	19,110,214
Government National Mortgage Association 2016-106 IO — 1.034% 9/16/2058(b)	244,147,397	19,792,224
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(b)	139,840,184	11,304,541
Government National Mortgage Association 2004-108 IO — 1.069% 12/16/2044(b)	420,517	5,422
Government National Mortgage Association 2016-119 IO — 1.126% 4/16/2058(b)	403,024,172	33,084,375
Government National Mortgage Association 2006-30 IO — 2.297% 5/16/2046(b)	1,048,267	12,694
		$342,936,922
NON-AGENCY — 3.9%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036(c)	$14,252,364	$14,213,077
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035(c)	1,590,713	1,583,869
Aventura Mall Trust M 2013-AVM A — 3.743% 12/5/2032(b)(c)	37,676,000	38,516,815
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(b)	5,154,628	5,186,318
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.19% 3/15/2049(b)	218,760	220,092
COMM Mortgage Trust 2014-FL5 B, 1M USD LIBOR + 2.150% — 3.89% 10/15/2031(b)(c)	12,720,000	12,741,785
COMM Mortgage Trust 2014-FL5 C, 1M USD LIBOR + 2.150% — 3.89% 10/15/2031(b)(c)	8,240,000	8,136,543
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M USD LIBOR + 6.000% — 7.777% 11/15/2033(b)(c)	34,144,000	34,366,912
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(c)	27,284,927	28,273,173
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(c)	7,277,000	7,552,585
Latitude Management Real Estate Capita 2016-CRE2 A, 1M USD LIBOR + 1.700% — 3.554% 11/24/2031(b)(c)	16,735,000	16,878,218

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044(b)	$3,238,925	$3,233,510
OBP Depositor LLC Trust P 2010-OBP A — 4.646% 7/15/2045(c)	4,000,000	4,129,114
Rialto Real Estate Fund LP 2015-LT7 B — 5.071% 12/25/2032(c)	9,874,067	9,874,067
SCG Trust 2013-SRP1 AJ, 1M USD LIBOR + 1.950% — 3.977% 11/15/2026(b)(c)	14,152,000	14,119,302
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	7,857,000	7,809,513
		$206,834,893
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $592,602,460)		$550,455,624
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.0%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.4%
Federal Home Loan Mortgage Corporation 4170 QE — 2.00% 5/15/2032	$2,249,026	$2,203,059
Federal Home Loan Mortgage Corporation 3979 HD — 2.50% 12/15/2026	3,801,352	3,780,571
Federal Home Loan Mortgage Corporation 4304 DA — 2.50% 1/15/2027	1,338,306	1,329,912
Federal Home Loan Mortgage Corporation 4010 DE — 2.50% 2/15/2027	4,463,804	4,441,141
Federal Home Loan Mortgage Corporation 3914 MA — 3.00% 6/15/2026	2,765,478	2,784,278
Federal Home Loan Mortgage Corporation 4297 CA — 3.00% 12/15/2030	4,786,094	4,808,456
Federal Home Loan Mortgage Corporation 4664 TA — 3.00% 9/15/2037	7,034,506	7,064,713
Federal Home Loan Mortgage Corporation 4504 DN — 3.00% 10/15/2040	15,684,073	15,731,627
Federal Home Loan Mortgage Corporation 2809 UC — 4.00% 6/15/2019	40,601	40,760
Federal Home Loan Mortgage Corporation 3957 BV — 4.00% 10/15/2029	9,349	9,342
Federal Home Loan Mortgage Corporation 2990 TD — 4.00% 5/15/2035	6,915	6,948
Federal Home Loan Mortgage Corporation 2614 BY — 4.50% 5/15/2018	14,324	14,325
Federal Home Loan Mortgage Corporation 2645 BY — 4.50% 7/15/2018	5,463	5,469
Federal Home Loan Mortgage Corporation 2649 AN — 4.50% 7/15/2018	83,169	83,264
Federal Home Loan Mortgage Corporation 2656 PE — 4.50% 7/15/2018	12,070	12,083
Federal Home Loan Mortgage Corporation 3828 VE — 4.50% 1/15/2024	1,171,250	1,227,999
Federal Home Loan Mortgage Corporation 4395 NT — 4.50% 7/15/2026	11,896,430	12,376,285
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	2,237,625	2,147,434
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	22,888,277	22,344,220
Federal National Mortgage Association 2014-21 ED — 2.25% 4/25/2029	1,045,732	1,034,868
Federal National Mortgage Association 2013-135 KM — 2.50% 3/25/2028	2,097,135	2,083,206
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	30,203,119	30,156,343
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	26,067,356	26,092,638
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043	45,996,385	45,871,573
Federal National Mortgage Association 2017-15 DA — 3.00% 12/25/2044	21,643,574	21,583,952
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	21,247,815	21,479,648
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	21,081,967	21,317,915
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	29,788,013	30,120,566
Federal National Mortgage Association 2003-128 NG — 4.00% 1/25/2019	14,914	14,936
Federal National Mortgage Association 2004-7 JK — 4.00% 2/25/2019	124,362	124,539
Federal National Mortgage Association 2008-18 MD — 4.00% 3/25/2019	41,568	41,675
Federal National Mortgage Association 2004-76 CL — 4.00% 10/25/2019	35,339	35,424
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	14,904	14,980
Federal National Mortgage Association 2011-113 NE — 4.00% 3/25/2040	596,620	598,074
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	184,357	185,136
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	123,732	123,829

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Federal National Mortgage Association 2003-30 HW — 4.50% 4/25/2018	$19	$19
Federal National Mortgage Association 2008-18 NB — 4.50% 5/25/2020	29,567	29,661
Federal National Mortgage Association 2011-7 PA — 4.50% 10/25/2039	16,399	16,403
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	1,728,388	1,753,788
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	1,279,978	1,282,882
Federal National Mortgage Association 2003-24 PD — 5.00% 4/25/2018	189	189
Federal National Mortgage Association 2003-46 BG — 5.00% 6/25/2018	14,800	14,787
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	2,390,618	2,474,218
Federal National Mortgage Association 2011-19 WB — 5.50% 10/25/2018	237,853	238,505
		$287,101,640
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.725% — 3.565% 3/1/2036(b)	$742,772	$771,964
AGENCY POOL FIXED RATE — 2.6%
Federal Home Loan Mortgage Corporation J24941 — 2.00% 8/1/2023	$3,049,460	$3,016,157
Federal Home Loan Mortgage Corporation G15139 — 4.50% 6/1/2019	93,075	93,844
Federal Home Loan Mortgage Corporation P60959 — 4.50% 9/1/2020	144,158	144,561
Federal Home Loan Mortgage Corporation G14030 — 4.50% 12/1/2020	153,582	156,015
Federal Home Loan Mortgage Corporation G15169 — 4.50% 9/1/2026	2,976,340	3,045,132
Federal Home Loan Mortgage Corporation G15272 — 4.50% 9/1/2026	2,591,198	2,634,747
Federal Home Loan Mortgage Corporation G15875 — 4.50% 9/1/2026	3,980,094	4,091,255
Federal Home Loan Mortgage Corporation G18056 — 5.00% 6/1/2020	226,952	231,460
Federal Home Loan Mortgage Corporation G13812 — 5.00% 12/1/2020	572,517	580,566
Federal Home Loan Mortgage Corporation G15036 — 5.00% 6/1/2024	2,143,566	2,182,047
Federal Home Loan Mortgage Corporation G13667 — 5.00% 8/1/2024	149,357	154,424
Federal Home Loan Mortgage Corporation G15435 — 5.00% 11/1/2024	5,332,494	5,428,458
Federal Home Loan Mortgage Corporation G15173 — 5.00% 6/1/2026	1,764,956	1,800,074
Federal Home Loan Mortgage Corporation G15407 — 5.00% 6/1/2026	3,611,011	3,761,407
Federal Home Loan Mortgage Corporation G15874 — 5.00% 6/1/2026	1,493,470	1,520,863
Federal Home Loan Mortgage Corporation G14187 — 5.50% 12/1/2020	1,308,873	1,328,906
Federal Home Loan Mortgage Corporation J01270 — 5.50% 2/1/2021	47,134	48,650
Federal Home Loan Mortgage Corporation G14035 — 5.50% 12/1/2021	175,961	181,439
Federal Home Loan Mortgage Corporation G15230 — 5.50% 12/1/2024	3,931,144	4,046,852
Federal Home Loan Mortgage Corporation G15458 — 5.50% 12/1/2024	698,248	727,478
Federal Home Loan Mortgage Corporation G14460 — 6.00% 1/1/2024	292,955	306,057
Federal Home Loan Mortgage Corporation G12139 — 6.50% 9/1/2019	12	12
Federal Home Loan Mortgage Corporation P50543 — 6.50% 4/1/2037	70,046	72,099
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	581,039	575,593
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	324,255	320,815
Federal National Mortgage Association MA1502 — 2.50% 7/1/2023	28,756,202	28,674,765
Federal National Mortgage Association MA2726 — 3.00% 8/1/2026	4,594,385	4,632,112
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	37,965,081	38,803,753
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	1,000,390	1,030,342
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	1,071,259	1,104,871
Federal National Mortgage Association 254906 — 4.50% 10/1/2018	32,887	32,990
Federal National Mortgage Association 255547 — 4.50% 1/1/2020	31,317	31,687

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Federal National Mortgage Association MA0323 — 4.50% 2/1/2020	$106,119	$107,166
Federal National Mortgage Association MA0358 — 4.50% 3/1/2020	64,568	65,368
Federal National Mortgage Association MA0419 — 4.50% 5/1/2020	118,397	120,026
Federal National Mortgage Association AL6725 — 4.50% 9/1/2020	1,061,432	1,069,923
Federal National Mortgage Association 735920 — 4.50% 10/1/2020	32,697	33,165
Federal National Mortgage Association 995158 — 4.50% 12/1/2020	60,795	62,042
Federal National Mortgage Association 889531 — 4.50% 5/1/2022	21,366	21,687
Federal National Mortgage Association AL6212 — 4.50% 1/1/2027	2,535,106	2,560,326
Federal National Mortgage Association AE0126 — 5.00% 6/1/2020	2,037,714	2,069,691
Federal National Mortgage Association 310097 — 5.00% 10/1/2020	27,666	27,880
Federal National Mortgage Association AE0792 — 5.00% 12/1/2020	589,187	598,433
Federal National Mortgage Association AE0314 — 5.00% 8/1/2021	2,670,968	2,700,961
Federal National Mortgage Association AD0285 — 5.00% 9/1/2022	422,753	433,590
Federal National Mortgage Association AE0812 — 5.00% 7/1/2025	734,308	746,089
Federal National Mortgage Association AL5764 — 5.00% 9/1/2025	2,426,215	2,465,978
Federal National Mortgage Association AL6798 — 5.00% 9/1/2025	2,338,201	2,370,891
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	3,511,946	3,605,936
Federal National Mortgage Association 745500 — 5.50% 12/1/2018	11,879	11,892
Federal National Mortgage Association 745119 — 5.50% 12/1/2019	853,643	865,176
Federal National Mortgage Association 995284 — 5.50% 3/1/2020	686	688
Federal National Mortgage Association 745190 — 5.50% 6/1/2020	1,142	1,147
Federal National Mortgage Association 889318 — 5.50% 7/1/2020	428,943	434,437
Federal National Mortgage Association 745749 — 5.50% 3/1/2021	121,963	125,399
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	391,754	398,699
Federal National Mortgage Association AE0237 — 5.50% 11/1/2023	384,549	390,546
Federal National Mortgage Association AL5812 — 5.50% 5/1/2025	1,734,428	1,765,792
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	136,787	143,640
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	997,553	1,037,433
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	1,168,883	1,204,592
Federal National Mortgage Association 735439 — 6.00% 9/1/2019	30,863	31,364
Federal National Mortgage Association 745238 — 6.00% 12/1/2020	150,539	153,401
Federal National Mortgage Association 745832 — 6.00% 4/1/2021	1,297,389	1,332,433
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	648,531	666,223
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	67,499	70,651
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	638,496	661,390
Federal National Mortgage Association 890403 — 6.00% 5/1/2023	324,183	331,766
Government National Mortgage Association 782281 — 6.00% 3/15/2023	1,015,452	1,068,532
		$140,513,784
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corporation 217 PO — 0.00% 1/1/2032(d)	$204,199	$179,776
Federal Home Loan Mortgage Corporation 3763 NI — 3.50% 5/15/2025	1,668,443	107,184
Federal Home Loan Mortgage Corporation 3917 AI — 4.50% 7/15/2026	12,747,528	1,103,420
Federal Home Loan Mortgage Corporation 217 IO — 6.50% 1/1/2032	196,622	47,051
Federal National Mortgage Association 2011-66 BI — 3.50% 3/25/2025	48,138	69
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	182,966	5,866
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	575,471	108,133
		$1,551,499

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.0%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(b)(c)	$33,664,486	$33,370,575
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	39,171	39,485
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(b)(c)	10,127,072	10,339,810
Finance of America Structured Securities Trust 2017-HB1 A — 2.321% 11/25/2027(b)(c)	14,024,183	13,992,250
Finance of America Structured Securities Trust 2017-HB1 M1 — 2.84% 11/25/2027(b)(c)(e)	15,065,000	14,914,651
Nationstar HECM Loan Trust 2017-2A A1 — 2.038% 9/25/2027(b)(c)	9,098,237	9,041,373
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(b)(c)	12,414,000	12,414,000
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(b)(c)	5,328,714	5,434,644
RiverView HECM Trust 2007-1 A, 1 year Treasury + 0.500% — 2.55% 5/25/2047(b)(c)	24,412,268	20,689,397
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.00% 7/31/2038(b)(c)(e)(f)	44,291	22,159
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.00% 8/15/2050(b)(c)(e)(f)	204,323	107,766
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(b)(c)(e)(f)	335,955	179,805
Stanwich Mortgage Loan Trust Series 2009-2 A — 0.108% 2/15/2049(b)(c)(e)(f)	5,088	2,275
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.101% 8/31/2049(b)(c)(e)(f)	143,942	72,691
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.366% 9/30/2047(b)(c)(e)(f)	60,580	30,641
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.47% 2/28/2057(b)(c)(e)(f)	393,937	198,623
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045(c)(g)	6,896,905	6,896,905
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(b)(c)	20,109,506	19,756,329
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(b)(c)	20,209,803	20,142,498
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(b)(c)	34,637,785	34,453,048
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060(b)(c)	31,326,261	31,373,063
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(b)(c)	31,560,163	31,742,991
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(b)(c)	22,780,217	22,993,619
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045(c)(g)	8,644,900	8,652,135
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045(c)(g)	16,219,853	16,224,776
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045(c)(g)	8,011,941	8,016,204
		$321,101,713
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $760,725,975)		$751,040,600
ASSET-BACKED SECURITIES — 57.2%
AUTO — 18.3%
Ally Auto Receivables Trust 2015-1 A3 — 1.39% 9/16/2019	$4,391,947	$4,385,425
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	3,743,000	3,676,228
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	6,951,078
American Credit Acceptance Receivables Trust 2017-4 B — 2.61% 5/10/2021(c)	8,389,000	8,358,170
AmeriCredit Automobile Receivables Trust 2015-2 B — 1.82% 7/8/2020	6,108,292	6,098,280
AmeriCredit Automobile Receivables Trust 2014-3 B — 1.92% 11/8/2019	125,868	125,856
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	15,618,000	15,434,865
AmeriCredit Automobile Receivables Trust 2015-3 B — 2.08% 9/8/2020	19,000,000	18,965,412
AmeriCredit Automobile Receivables Trust 2015-4 B — 2.11% 1/8/2021	28,000,000	27,901,381
AmeriCredit Automobile Receivables Trust 2015-1 C — 2.51% 1/8/2021	1,727,000	1,726,214

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	$7,547,000	$7,473,516
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	18,527,000	18,389,393
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	9,547,000	9,432,489
Capital Auto Receivables Asset Trust 2016-3 A3 — 1.54% 8/20/2020	8,228,696	8,186,098
Capital Auto Receivables Asset Trust 2015-2 A3 — 1.73% 9/20/2019	15,415	15,400
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	4,211,000	4,212,070
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	8,680,000	8,565,776
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	18,879,000	18,731,910
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023(c)	9,956,000	9,933,424
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(c)	50,778,000	50,152,202
Credit Acceptance Auto Loan Trust 2015-1A B — 2.61% 1/17/2023(c)	81,952	81,958
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(c)	17,185,000	17,085,511
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(c)	20,626,000	20,378,195
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023(c)	27,401,000	27,369,590
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(c)	22,937,000	22,870,616
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(c)	36,312,000	35,891,380
Credit Acceptance Auto Loan Trust 2015-2A C — 3.76% 2/15/2024(c)	550,000	553,837
DT Auto Owner Trust 2017-4A B — 2.44% 1/15/2021(c)	10,627,000	10,565,697
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022(c)	18,717,000	18,613,313
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(c)	9,173,000	9,106,901
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020(c)	6,728,645	6,703,669
Exeter Automobile Receivables Trust 2018-1A B — 2.75% 4/15/2022(c)	10,910,000	10,830,139
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(c)	8,763,000	8,773,909
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021(c)	5,514,000	5,458,340
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021(c)	16,535,441	16,499,550
First Investors Auto Owner Trust 2015-2A A2 — 2.28% 9/15/2021(c)	9,583,344	9,566,638
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(c)	4,126,000	4,068,349
First Investors Auto Owner Trust 2015-2A B — 2.75% 9/15/2021(c)	4,443,000	4,429,499
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(c)	8,149,000	8,014,954
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	7,768,000	7,721,115
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	22,240,000	22,002,308
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	6,027,000	5,990,198
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	15,683,000	15,604,958
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	21,903,000	21,744,711
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	3,750,000	3,724,996
Honda Auto Receivables Owner Trust 2015-2 A3 — 1.04% 2/21/2019	1,568,249	1,566,905
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	37,474,000	37,417,283
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021(c)	13,264,000	13,129,705
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(c)	10,294,000	10,174,387
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(c)	23,522,000	23,521,139
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	6,293,000	6,251,215
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	21,315,000	21,117,084
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	11,287,000	11,182,828
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	27,017,000	26,988,224
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020(c)	6,458,562	6,444,645
Prestige Auto Receivables Trust 2015-1 B — 2.04% 4/15/2021(c)	—	—
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(c)	25,223,000	25,021,367
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(c)	12,040,000	11,905,979

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(c)	$30,628,000	$30,153,817
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(c)	12,327,000	12,190,917
Santander Drive Auto Receivables Trust 2016-2 A3 — 1.56% 5/15/2020	2,439,259	2,437,806
Santander Drive Auto Receivables Trust 2015-5 B — 1.96% 5/15/2020	4,852,783	4,851,945
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	30,359,000	30,042,665
Santander Drive Auto Receivables Trust 2014-2 C — 2.33% 11/15/2019	1,165,268	1,165,216
Santander Drive Auto Receivables Trust 2015-1 C — 2.57% 4/15/2021	5,658,746	5,660,444
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	7,621,000	7,562,731
Santander Drive Auto Receivables Trust 2018-1 B — 2.63% 7/15/2022	18,461,000	18,353,160
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	4,882,000	4,880,600
Santander Drive Auto Receivables Trust 2014-2 D — 2.76% 2/18/2020	8,332,000	8,334,655
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	12,325,000	12,263,361
Westlake Automobile Receivables Trust 2015-2A C — 2.45% 1/15/2021(c)	48,279	48,275
Westlake Automobile Receivables Trust 2016-3A C — 2.46% 1/18/2022(c)	19,575,000	19,467,155
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(c)	11,439,000	11,401,986
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(c)	12,377,000	12,308,011
Westlake Automobile Receivables Trust 2015-3A C — 3.05% 5/17/2021(c)	302,515	302,869
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	31,343,000	31,185,962
World Omni Automobile Lease Securitization Trust 2015-A A4 — 1.73% 12/15/2020	3,444,603	3,443,711
World Omni Automobile Lease Securitization Trust 2015-A B — 1.94% 12/15/2020	12,350,000	12,346,013
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	5,473,000	5,433,119
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	10,102,000	9,996,570
		$980,917,267
COLLATERALIZED LOAN OBLIGATION — 13.8%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(c)	$8,136,000	$7,937,587
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 2.881% 10/17/2026(b)(c)	34,610,000	34,609,862
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025(c)	8,598,000	8,598,972
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.472% 4/15/2027(b)(c)	42,107,000	42,139,970
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 3.001% 10/15/2027(b)(c)	33,282,000	33,286,726
CIFC Funding 2013-III Ltd. 2013-3A A2BR — 3.40% 10/24/2025(c)	6,498,000	6,495,667
CIFC Funding 2013-IV Ltd. 2013-4A A2R — 2.72% 11/27/2024(c)	13,831,211	13,820,505
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(c)	13,183,000	13,189,170
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026(c)	17,551,000	17,364,415
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 2.966% 11/15/2029(b)(c)	23,816,000	23,869,657
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 8.666% 11/15/2029(b)(c)	12,722,000	12,394,650
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR — 3.40% 10/15/2026(c)	25,265,000	25,100,171
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R — 3.75% 10/15/2026(c)	6,584,000	6,583,651
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.615% 12/15/2028(b)	20,895,000	20,965,019
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.900% — 2.634% 10/18/2027(b)(c)	43,913,000	43,916,689
Halcyon Loan Advisors Funding 2015-1A AR, FRN — 2.665% 4/20/2027(b)(c)	50,214,000	50,216,360

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 2.845% 10/22/2025(b)(c)	$18,450,000	$18,453,524
ICG US CLO Ltd. 2014-3A A1BR — 2.97% 1/25/2027(c)	34,490,000	34,180,487
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 3.275% 10/20/2029(b)(c)	7,180,000	7,186,957
Jamestown CLO III Ltd. 2013-3A A1BR — 2.753% 1/15/2026(c)	16,675,000	16,671,382
Nelder Grove CLO Ltd. 2014-1A AFR — 3.00% 8/28/2026(c)	7,465,000	7,463,440
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026(c)	5,750,000	5,749,960
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026(c)	10,199,000	10,198,898
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(c)	10,752,000	10,749,936
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026(c)	6,814,000	6,811,124
Peaks CLO 1, Ltd. 2014-1A C, 3M USD LIBOR + 3.500% — 5.222% 6/15/2026(b)(c)	12,077,000	12,083,666
Peaks CLO, 1 Ltd. 2014-1A A, 3M USD LIBOR + 1.750% — 3.472% 6/15/2026(b)(c)	31,573,000	31,577,357
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025(e)	34,234,000	34,254,198
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.009% 5/15/2026(b)(c)	24,974,259	24,981,726
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(c)	15,800,000	15,798,357
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 3.031% 7/17/2026(b)(c)	17,519,000	17,602,811
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 3.731% 7/17/2026(b)(c)	20,644,000	20,668,711
Telos CLO, Ltd. 2014-5A A, 3M USD LIBOR + 1.550% — 3.281% 4/17/2025(b)(c)	31,772,000	31,778,704
Washington Mill CLO Ltd. 2014-1A A2R — 2.90% 4/20/2026(c)	8,859,000	8,856,927
Washington Mill CLO Ltd. 2014-1A B2R — 3.60% 4/20/2026(c)	11,052,000	10,862,635
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(c)	8,977,000	8,905,220
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025(c)	24,780,635	24,642,210
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(c)	12,780,000	12,772,000
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(c)	6,979,000	6,977,032
		$739,716,333
CREDIT CARD — 4.7%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$39,998,000	$39,421,773
Cabela's Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	51,561,000	51,024,626
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	38,371,000	37,843,284
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	48,839,000	48,179,302
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	42,672,000	42,427,114
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(c)	31,898,000	31,697,885
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	3,847,000	3,797,840
		$254,391,824
EQUIPMENT — 13.0%
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024(c)	$6,624,839	$6,612,361
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(c)	13,874,000	13,824,245
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019(c)	4,102,000	4,099,907
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(c)	11,128,000	10,947,499
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(c)	6,084,000	6,035,565
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(c)	48,498,000	47,995,260
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(c)	22,566,000	22,352,905
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(c)	14,750,000	14,691,156
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028(c)	18,807,017	18,698,649
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028(c)	18,391,261	18,331,596
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(c)	28,096,000	27,748,295

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(c)	$8,361,813	$8,578,538
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(c)	6,888,000	6,816,534
Enterprise Fleet Financing LLC 2015-2 A2 — 1.59% 2/22/2021(c)	6,618,938	6,613,318
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022(c)	11,255,216	11,199,796
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023(c)	14,450,000	14,339,414
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(c)	17,565,000	17,384,458
Enterprise Fleet Financing LLC 2017-2 A3 — 2.22% 1/20/2023(c)	23,511,000	23,157,124
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(c)	9,453,000	9,399,982
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(c)	6,562,000	6,492,735
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(c)	8,531,000	8,481,430
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(c)	2,609,000	2,554,386
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030(c)	13,946,141	13,839,673
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(c)	20,226,000	20,085,235
John Deere Owner Trust 2018 2018-A A4 — 2.91% 1/15/2025	24,403,000	24,416,041
Leaf Receivables Funding 12 LLC 2017-1 A3 — 2.07% 8/15/2020(c)	7,553,000	7,511,362
Leaf Receivables Funding 12 LLC 2017-1 A4 — 2.43% 7/15/2021(c)	5,552,000	5,488,194
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(c)	19,410,000	19,048,454
NextGear Floorplan Master Owner Trust 2015-2A A — 2.38% 10/15/2020(c)	10,000,000	9,989,096
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(c)	22,933,000	22,698,219
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(c)	20,252,000	20,107,478
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(c)	12,191,000	12,208,991
Prop Series 2017-1A — 5.30% 3/15/2042(e)	36,263,809	35,857,654
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021(c)	8,830,000	8,728,790
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021(c)	26,369,000	25,997,434
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(c)	20,678,000	20,380,204
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(c)	24,047,000	23,640,642
Verizon Owner Trust 2017-3A B — 2.38% 4/20/2022(c)	19,491,000	19,159,676
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(c)	33,682,000	33,264,138
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(c)	19,924,000	19,920,720
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(c)	5,916,000	5,834,942
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(c)	40,054,000	39,879,044
Wheels SPV 2 LLC 2015-1A A2 — 1.27% 4/22/2024(c)	340,167	339,968
		$694,751,108
OTHER — 7.4%
Conn Funding II LP 2017-B B — 4.52% 11/15/2020(c)	$7,765,000	$7,818,654
InSite Issuer LLC — 8.595% 8/15/2043(c)(e)	12,001,000	12,825,389
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050(c)	50,294,000	50,070,036
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049(c)	16,005,500	15,909,467
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049(c)	50,834,000	50,315,407
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(c)	46,789,000	46,520,679

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(c)(e)	$17,210,818	$17,081,737
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(c)(e)	19,353,558	19,280,982
Ocwen Master Advance Receivables Trust 2017-T1 AT1 — 2.499% 9/15/2048(c)	4,566,000	4,565,632
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048(c)	51,028,000	50,948,269
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 3.308% 12/1/2031(e)	4,700,000	4,670,625
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(c)	16,576,000	16,324,895
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(c)	7,798,000	7,683,305
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(c)	24,244,000	24,105,370
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(c)	7,809,000	7,761,269
PFS Financing Corporation 2016-BA A — 1.87% 10/15/2021(c)	3,481,000	3,431,771
PFS Financing Corporation 2017-BA A2 — 2.22% 7/15/2022(c)	22,038,000	21,656,399
PFS Financing Corporation 2017-BA B — 2.57% 7/15/2022(c)	7,305,000	7,190,975
PFS Financing Corporation 2015-AA B, 1M USD LIBOR + 0.900% — 2.677% 4/15/2020(b)(c)	500,000	498,391
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(c)(e)	10,932,000	10,851,412
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043(c)	3,768,000	3,753,731
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(c)(e)	15,000,000	15,523,222
		$398,787,617
TOTAL ASSET-BACKED SECURITIES (Cost $3,084,944,380)		$3,068,564,149
CORPORATE BONDS & NOTES — 3.8%
BASIC MATERIALS — 1.1%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.00% 12/31/2022	$59,961,851	$58,462,805
COMMUNICATIONS — 0.5%
Cisco Systems, Inc. — 2.45% 6/15/2020	$26,664,000	$26,493,404
CONSUMER, CYCLICAL — 0.2%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,510	$2,771
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(e)	14,816,524	2,518,809
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	5,703,816	5,874,930
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019(e)	3,790,184	833,841
		$9,230,351
CONSUMER, NON-CYCLICAL — 0.4%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$22,044,000	$21,713,340

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
ENERGY — 0.5%
PHI, Inc. — 5.25% 3/15/2019	$25,568,000	$24,992,720
Bristow Group, Inc. — 8.75% 3/1/2023(c)	3,486,000	3,512,145
		$28,504,865
FINANCIAL — 0.4%
N671US Trust — 7.50% 9/15/2020(c)(e)	$6,440,415	$6,456,516
Berkshire Hathaway Finance Corporation, 3M USD LIBOR + 0.260% — 2.099% 8/15/2019(b)	12,753,000	12,766,572
		$19,223,088
INDUSTRIAL — 0.2%
Air 2 US — 8.027% 10/1/2020(c)	$1,856,890	$1,904,472
Air 2 US — 10.127% 10/1/2020(c)(e)	39,258,228	8,244,228
		$10,148,700
TECHNOLOGY — 0.5%
Apple, Inc. — 1.90% 2/7/2020	$29,017,000	$28,663,271
Oracle Corporation — 3.875% 7/15/2020	839,000	860,621
		$29,523,892
TOTAL CORPORATE BONDS & NOTES (Cost $217,735,061)		$203,300,445
CORPORATE BANK DEBT — 3.5%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 10.05% 9/29/2025(b)(h)	$5,049,000	$5,105,801
ACCTL2, 3M USD LIBOR + 4.750% — 6.52% 7/28/2023(b)(e)(h)	19,186,926	18,930,205
Boart Longyear Management Pty Ltd TL, 10.00% Cash or 11.00% PIK — 11.00% 10/23/2020(b)(h)	4,248,904	4,057,576
Internap Corp. TL 1L, 3M USD LIBOR + 7.000% — 8.72% 4/3/2022(b)(h)	11,413,750	11,456,552
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.23% 6/23/2023(b)(h)	20,899,290	20,459,569
Logix Holding Co. LLC TL 1L, 1M LIBOR + 5.750% — 7.60% 7/17/2024(b)(h)	11,209,453	11,279,512
MB1LTL, 12/2/2022(b)(e)(h) 1M USD LIBOR + 5.00% — 6.88%	28,091,863	27,578,905
3M USD LIBOR + 5.00% — 6.80%	473,823	465,171
MB2LTL, 1M USD LIBOR + 9.25% — 11.13% 11/30/2023(b)(e)(h)	6,816,000	6,654,324
OTGDDTL — 1.00% 8/23/2021(b)(e)(f)(h)	2,527,876	31,118
OTGTL 3M LIBOR + 8.500% — 10.346% 8/23/2021(b)(e)(h)	23,045,124	22,867,907
SDTL, 12/22/2021(b)(e)(h) 1M USD LIBOR + 6.000% — 7.787%	2,294,500	2,288,466
3M USD LIBOR + 6.000% — 8.302%	4,500,750	4,488,913
6M USD LIBOR + 6.000% — 7.843%	6,883,500	6,865,396
Sears Roebuck Acceptance Corp. TL, 3M USD LIBOR + 4.50% — 6.20% 6/30/2018(b)(h)	3,265,872	3,257,707
Xplornet Communication, Inc. TL-B 1L, 3M LIBOR + 4.00% — 6.30% 9/9/2021(b)(h)	21,744,088	21,771,268
ZW1L, 3M USD LIBOR + 5.00% — 7.180% 11/16/2022(b)(e)(h)	13,459,625	13,425,976
ZW2L, 3M USD LIBOR + 9.00% — 10.873% 11/16/2023(b)(e)(h)	4,870,000	4,845,650
TOTAL CORPORATE BANK DEBT (Cost $185,094,773)		$185,830,016

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
U.S. TREASURIES — 11.1%
U.S. Treasury Bills — 1.542% 4/5/2018	$65,321,000	$65,301,031
U.S. Treasury Bills — 1.57% 5/3/2018	56,388,000	56,307,641
U.S. Treasury Bills — 1.731% 6/28/2018	50,000,000	49,790,960
U.S. Treasury Notes — 0.625% 4/30/2018	100,000,000	99,906,710
U.S. Treasury Notes — 2.375% 5/31/2018	56,167,000	56,211,715
U.S. Treasury Notes — 1.50% 2/28/2019	3,245,000	3,227,184
U.S. Treasury Notes — 1.375% 1/15/2020	56,989,000	56,108,907
U.S. Treasury Notes — 1.375% 8/31/2020	114,135,000	111,542,983
U.S. Treasury Notes — 2.00% 9/30/2020	61,542,000	61,019,595
U.S. Treasury Notes — 1.375% 10/31/2020	34,456,000	33,604,665
TOTAL U.S. TREASURIES (Cost $598,378,952)		$593,021,391
TOTAL BONDS & DEBENTURES — 99.9% (Cost $5,439,481,601)		$5,352,212,225
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,440,111,948)		$5,354,219,968
SHORT-TERM INVESTMENTS — 0.1%
State Street Bank Repurchase Agreement — 0.28% 4/2/2018
(Dated 03/29/2018, repurchase price of $7,591,236, collateralized by $7,890,000 principal amount U.S. Treasury Notes — 2.25% 2024, fair value $7,747,325)	$7,591,000	$7,591,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,591,000)		$7,591,000
TOTAL INVESTMENTS — 100.0% (Cost $5,447,702,948)		$5,361,810,968
Other Assets and Liabilities, net — 0.0%		817,417
NET ASSETS — 100.0%		$5,362,628,385

(a)  Non-income producing security.

(b)  Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Zero coupon bond. Coupon amount represents effective yield to maturity.

(e)  Investments categorized as a significant unobservable input (Level 3) (See Note F of the Notes to Financial Statements).

(f)  These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund's fair value procedures. These securities constituted 0.01% of total net assets at March 31, 2018.

(g)  Step Coupon — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2018.

(h)  Restricted securities. These restricted securities constituted 3.47% of total net assets at March 31, 2018, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors.

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2018
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 10.05% 9/29/2025	9/26/2017	$5,013,034	$5,105,801	0.10%
ACCTL2, 3M USD LIBOR + 4.750% — 6.52% 7/28/2023	9/19/2016	19,035,824	18,930,205	0.35%
Boart Longyear Management 9/1/2017, 12/29/2017, Pty Ltd TL, 10.00% Cash or 11.00% PIK — 11.00% 10/23/2020	3/29/2018	4,114,356	4,057,576	0.08%
Internap Corp. TL 1L, 3M USD LIBOR + 7.000% — 8.72% 4/3/2022	3/9/2017	11,269,693	11,456,552	0.21%
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.23% 6/23/2023 10/4/2017, 10/5/2017,	10/6/2017, 10/11/2017	20,216,577	20,459,569	0.38%
Logix Holding Co. LLC TL 1L, 1M LIBOR + 5.750% — 7.60% 7/17/2024	8/11/2017	11,100,311	11,279,512	0.21%
MB1LTL, 12/2/2022(b)(e)(h) 1M USD LIBOR + 5.00% — 6.88%	8/29/2017, 11/1/2017, 11/3/2017, 11/6/2017,	28,091,863	27,578,905	0.51%
3M USD LIBOR + 5.00% — 6.80%	01/5/2018, 2/12/2018	473,823	465,171	0.01%
MB2LTL, 3M USD LIBOR + 9.25% — 11.13% 11/30/2023	12/2/2016	6,727,979	6,654,324	0.12%
OTGDDTL 1.00% 8/23/2021	8/26/2016, 1/26/2018	—	31,118	0.00%
OTGTL 3M LIBOR + 8.500% — 10.346% 8/23/2021	8/26/2016	22,741,197	22,867,907	0.43%
SDTL, 12/22/2021(b)(e)(h) 12/22/2016 1M USD LIBOR + 6.000% — 7.787%		2,294,500	2,288,466	0.04%
3M USD LIBOR + 6.000% — 8.302%		4,500,750	4,488,913	0.08%
6M USD LIBOR + 6.000% — 7.843%		6,883,500	6,865,396	0.14%
Sears Roebuck Acceptance Corp. TL, 3M USD LIBOR + 4.50% — 6.20% 6/30/2018	08/1/2017	3,251,064	3,257,707	0.06%
Xplornet Communication, Inc. TL-B 1L, 3M LIBOR + 4.00% — 6.30% 9/9/2021	9/6/2016	21,663,479	21,771,268	0.41%
ZW1L, 3M USD LIBOR + 5.00% — 7.180% 11/16/2022	11/17/2016	13,351,670	13,425,976	0.25%
ZW2L, 3M USD LIBOR + 9.00% — 10.873% 11/16/2023	11/17/2016	4,807,562	4,845,650	0.09%
TOTAL RESTRICTED SECURITIES		$185,094,773	$185,830,016	3.47%

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018

(Unaudited)

ASSETS
Investment securities — at fair value (identified cost $5,440,111,948)	$5,354,219,968
Short-term investments — at amortized cost (maturities 60 days or less)	7,591,000
Cash	256
Receivable for:
Investment securities sold	28,460,322
Interest	20,525,916
Capital Stock sold	5,948,294
Prepaid expenses and other assets	48,795
Total assets	5,416,794,551
LIABILITIES
Payable for:
Investment securities purchased	48,051,359
Capital Stock repurchased	3,393,885
Advisory fees	1,833,628
Accrued expenses and other liabilities	887,294
Total liabilities	54,166,166
NET ASSETS	$5,362,628,385
SUMMARY OF SHAREHOLDERS' EQUITY
Capital Stock — par value $0.01 per share; authorized 600,000,000 shares; outstanding 536,743,570 shares	$5,367,436
Additional Paid-in Capital	5,787,861,596
Accumulated net realized loss on investments	(382,117,568)
Undistributed net investment income	37,408,901
Net unrealized depreciation	(85,891,980)
NET ASSETS	$5,362,628,385
NET ASSET VALUE
Offering and redemption price per share	$9.99

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2018

(Unaudited)

INVESTMENT INCOME
Interest	$86,998,413
EXPENSES
Advisory fees	13,011,182
Transfer agent fees and expenses	1,108,949
Reports to shareholders	339,972
Director fees and expenses	137,426
Administrative services fees	127,198
Legal fees	126,749
Professional fees	114,879
Filing fees	89,523
Custodian fees	86,884
Audit and tax services fees	48,595
Other	28,296
Total expenses	15,219,653
Reimbursement from Adviser	(2,468,032)
Net expenses	12,751,621
Net investment income	74,246,792
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(3,628,402)
Net change in unrealized appreciation (depreciation) of:
Investments	(27,176,364)
Net realized and unrealized loss	(30,804,766)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,442,026

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$74,246,792	$127,440,985
Net realized loss	(3,628,402)	(26,740,143)
Net change in unrealized appreciation (depreciation)	(27,176,364)	26,234,746
Net increase in net assets resulting from operations	43,442,026	126,935,588
Distributions to shareholders from:
Net investment income	(73,490,389)	(131,897,900)
Total distributions	(73,490,389)	(131,897,900)
Capital Stock transactions:
Proceeds from Capital Stock sold	953,184,260	1,530,257,559
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	65,227,328	114,661,800
Cost of Capital Stock repurchased	(751,167,460)	(1,563,134,054)*
Net increase from Capital Stock transactions	267,244,128	81,785,305
Total change in net assets	237,195,765	76,822,993
NET ASSETS
Beginning of period	5,125,432,620	5,048,609,627
End of period	$5,362,628,385	$5,125,432,620
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of Capital Stock sold	95,580,476	152,993,751
Shares issued to shareholders upon reinvestment of dividends and distributions	6,548,506	11,505,156
Shares of Capital Stock repurchased	(75,311,462)	(156,330,840)
Change in Capital Stock outstanding	26,817,520	8,168,067

*  Net of redemption fees of $140,140 for the year ended September 30, 2017.

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six Months ended March 31, 2018		Year ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Per share operating performance:
Net asset value at beginning of period	$10.05		$10.06	$10.08	$10.24	$10.45	$10.70
Income from investment operations:
Net investment income*	0.14		0.25	0.19	0.15	0.30	0.28
Net realized and unrealized gain (loss) on investment securities	(0.06)		0.01	(0.04)	(0.06)	(0.15)	(0.21)
Total from investment operations	$0.08		$0.26	$0.15	$0.09	$0.15	$0.07
Less distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.17)	(0.25)	(0.36)	(0.32)
Redemption fees	—		— **	— **	— **	— **	— **
Net asset value at end of period	$9.99		$10.05	$10.06	$10.08	$10.24	$10.45
Total investment return***	0.84%		2.58%	1.52%	0.84%	1.47%	0.66%
Ratios/supplemental data:
Net assets, end of period (in $000's)	$5,362,628		$5,125,433	$5,048,610	$5,636,518	$5,829,865	$5,032,567
Ratio of expenses of average net assets:
Expenses	0.58	%†	0.59%	0.58%	0.58%	0.56%	0.58%
After reimbursement from Adviser	0.49	%†	0.49%	0.55%	N/A	N/A	N/A
Ratio of net investment income to average net assets:
Net investment income	2.76	%†	2.45%	1.87%	1.50%	2.59%	2.74%
After reimbursement from Adviser	2.85	%†	2.55%	1.90%	N/A	N/A	N/A
Portfolio turnover rate	42	%†	59%	44%	64%	97%	84%

*  Per share amount is based on average shares outstanding.

**  Rounds to less than $0.01 per share.

***  Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.

†  Annualized.

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

March 31, 2018
(Unaudited)

NOTE 1 — Significant Accounting Policies

FPA New Income, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company. The Fund's primary investment objective is to seek current income and long-term total return. Capital preservation is also a consideration. The Fund qualifies as an investment company pursuant to Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.  Security Valuation

The Fund's investments are reported at fair value as defined by accounting principles generally accepted in the United States of America, ("U.S. GAAP"). The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

B.  Securities Transactions and Related Investment Income

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Market discounts and premiums on fixed income securities are amortized over the expected life of the securities. Realized gains or losses are based on the specific identification method.

C.  Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

D.  Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Adviser is currently evaluating the impact of this new guidance on the Fund's financial statements.

NOTE 2 — Risk Considerations

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Market Risk: Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Interest Rate Risk: The values of, and the income generated by, most debt securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit rating of these securities. For example, the value of debt securities in the Fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

Continued

refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Mortgage-Backed and Other Asset-Backed Securities Risk: The values of some mortgage-backed and other asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Stripped Mortgage-Backed Interest Only ("I/O") and Principal Only ("P/O") Securities: Stripped mortgage backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O and P/O securities. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

Credit Risk: Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

Repurchase Agreements: Repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody's or AAA, AA or A by Standard & Poor's) or, if not rated by Moody's or Standard & Poor's, are of equivalent investment quality as determined by the Adviser. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

Continued

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement ("MRA"). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty's bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Fund's Portfolio of Investments.

NOTE 3 — Purchases and Sales of Investment Securities

Cost of purchases of investment securities (excluding short-term investments) aggregated $1,448,298,690 for the period ended March 31, 2018. The proceeds and cost of securities sold resulting in net realized losses of $3,628,402 aggregated $1,023,624,282 and $1,027,252,684, respectively, for the period ended March 31, 2018. Realized gains or losses are based on the specific identification method.

NOTE 4 — Advisory Fees and Other Affiliated Transactions

Pursuant to an Investment Advisory Agreement (the "Agreement"), advisory fees were paid by the Fund to First Pacific Advisors, LLC (the "Adviser"). Under the terms of this Agreement, the Fund pays the Adviser a monthly fee calculated at the annual rate of 0.5% of the Fund's average daily net assets. In addition, the adviser contractually agreed to reimburse expenses in excess of 0.49% of the average net assets of the Fund (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) through January 31, 2019. The Agreement obligates the Adviser to reduce its fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of any supplemental statistical and research information, and extraordinary expenses such as litigation) in excess of 1 1/2% of the first $15 million and 1% of the remaining average net assets of the Fund for the year.

For the period ended March 31, 2018, the Fund paid aggregate fees and expenses of $137,426 to all Directors who are not affiliated persons of the Adviser. Certain officers of the Fund are also officers of the Adviser.

NOTE 5 — Federal Income Tax

No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code (the "Code") and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

The cost of investment securities held at March 31, 2018, was $5,440,112,771 for federal income tax purposes. Gross unrealized appreciation and depreciation for all investments (excluding short-term investments) at March 31, 2018, for federal income tax purposes was $16,585,875 and $102,478,678, respectively resulting in net unrealized depreciation of $85,892,803. As of and during the period ended March 31, 2018, the Fund did not have any liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for years ended on or before September 30, 2013 or by state tax authorities for years ended on or before September 30, 2012.

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

Continued

NOTE 6 — Redemption Fees

Effective June 26, 2017, the Board of Directors of the Fund approved the removal of the 2% redemption fee. Prior to that date, a redemption fee of 2% applied to redemptions within 90 days of purchase. For the period ended March 31, 2018, there were no redemption fees collected.

NOTE 7 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities' value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund's Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security's value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund's determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults,

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

Continued

and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stock
Industrials	$2,007,743	—	—	$2,007,743
Commercial Mortgage-Backed Securities
Agency	—	$683,809	—	683,809
Agency Stripped	—	342,936,922	—	342,936,922
Non-Agency	—	206,834,893	—	206,834,893
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	287,101,640	—	287,101,640
Agency Pool Adjustable Rate	—	771,964	—	771,964
Agency Pool Fixed Rate	—	140,513,784	—	140,513,784
Agency Stripped	—	1,551,499	—	1,551,499
Non-Agency Collateralized Mortgage Obligation	—	305,573,102	$15,528,611	321,101,713
Asset-Backed Securities
Auto	—	980,917,267	—	980,917,267
Collateralized Loan Obligation	—	705,462,135	34,254,198	739,716,333
Credit Card	—	254,391,824	—	254,391,824
Equipment	—	658,893,454	35,857,654	694,751,108
Other	—	318,554,250	80,233,367	398,787,617
Corporate Bonds & Notes	—	185,247,051	18,053,394	203,300,445
Corporate Bank Debt	—	77,387,985	108,442,031	185,830,016
U.S. Treasuries	—	593,021,391	—	593,021,391
Short-Term Investment	—	7,591,000	—	7,591,000
	$2,007,743	$5,067,433,970	$292,369,255	$5,361,810,968

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

Continued

The following table summarizes the Fund's Level 3 investment securities and related transactions during the period ended March 31, 2018:

Investment	Beginning Value at September 30, 2017	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at March 31, 2018	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2018
Commercial Mortgage- Backed Securities Non-Agency	$34,551,474	$(73,543)	—	$(3,386,636)	$(31,091,295)	—	—
Residential Mortgage- Backed Non-Agency Collateralized Mortgage Obligation	26,669,226	(1,468)	$15,296,425	(4,980,199)	(21,455,373)	$15,528,611	$(365,328)
Asset-Backed Securities Collateralized Loan Obligation	34,278,504	(24,306)	—	—	—	34,254,198	(28,583)
Asset-Backed Securities Equipment	52,391,833	(918,686)		(2,615,938)	(12,999,555)	35,857,654	(920,801)
Other Asset- Backed Securities	146,766,982	(1,140,515)	38,365,869	(2,602,623)	(101,156,346)	80,233,367	(210,673)
Corporate Bonds & Notes	26,053,011	(2,860,046)	—	(5,139,571)	—	18,053,394	(1,290,680)
Corporate Bank Debt	106,188,498	(1,475,174)	4,200,451	(471,744)	—	108,442,031	(1,593,170)
	$426,899,528	$(6,493,738)	$57,862,745	$(19,196,711)	$(166,702,569)	$292,369,255	$(4,409,235)

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund's Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

Continued

noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1 and 2.

There were transfers of $166,702,570 out of Level 3 into Level 2 during the period ended March 31, 2018. The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2018:

Financial Assets	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Inputs	Price/Range
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$14,914,651	Third-Party Broker Quote (a)	Quotes/Prices	$99.00
	$613,960	Pricing Model (b)	Prices	$40.11-$59.79 ($50.49)
			Discount	0.00%-4.58% (1.85%)
Asset-Backed Securities Collateralized Loan Obligation	$34,254,198	Third-Party Broker Quote (a)	Quotes/Prices	$100.06
Asset-Backed Securities Equipment	$35,857,654	Third-Party Broker Quote (a)	Quotes/Prices	$98.88
Other Asset-Backed Securities	$80,233,367	Third-Party Broker Quote (a)	Quotes/Prices	$99.25-$106.87
Corporate Bonds & Notes	$18,053,394	Third-Party Broker Quote (a)	Quotes/Prices	$17.00-$100.25
Corporate Bank Debt	$31,118	Pricing Model (c)	Reference prices	$99.23
	$108,410,913	Pricing Vendor	Prices	$97.63-$99.75

(a)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(b)  The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

(c)  The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

Continued

NOTE 8 — Distribution to Shareholders

On April 2, 2018, the Fund declared a dividend from net investment income of $0.075 per share payable April 3, 2018 to shareholders of record on March 29, 2018. For financial statement purposes, this dividend was recorded on the ex-dividend date, April 2, 2018.

NOTE 9 — Collateral Requirements

FASB Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Fund discloses both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Fund discloses collateral received and posted in connection with master netting agreements or similar arrangements.

The following table presents the Fund's repurchase agreements by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

Counterparty	Gross Assets in the Statement of Assets and Liabilities	Collateral Received		Assets (Liabilities) Available for Offset	Net Amount of Assets*
State Street Bank and Trust Company	$7,591,000	$7,591,000	**	—	—

*  Represents the net amount receivable from the counterparty in the event of default.

**  Collateral with a value of $7,747,325 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

FPA NEW INCOME, INC.
SHAREHOLDER EXPENSE EXAMPLE

March 31, 2018 (Unaudited)

Fund Expenses

Mutual fund shareholders generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Fund does not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds' transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 30, 2017	$1,000.00	$1,000.00
Ending Account Value March 31, 2018	$1,008.40	$1,022.49
Expenses Paid During Period*	$2.45	$2.47

*  Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period and prorated for the six-months ended March 31, 2018 (182/365 days).

FPA NEW INCOME, INC.
PRIVACY POLICY

The Fund considers customer privacy to be an essential part of its investor relationships and is committed to maintaining the confidentiality, integrity and security of its current, prospective and former investors' non-public personal information. The Fund has developed policies that are designed to protect this confidentiality, while permitting investor needs to be served.

Obtaining Personal Information

While providing investors with products and services, the Fund and certain service providers, such as the Fund's Transfer Agent and/or Administrator, may obtain non-public personal information about investors, which may come from sources such as (i) account applications, subscription agreements and other forms, (ii) written, electronic or verbal correspondence, (iii) investor transactions, (iv) an investor's brokerage or financial advisory firm, financial advisor or consultant, and/or (v) from information captured on applicable websites. The nonpublic personal information that may be collected from investors may include the investor's name, address, tax identification number, birth date, investment selection, beneficiary information, and possibly the investor's personal bank account information and/or email address if the investor has provided that information, as well as the investor's transaction and account history with the Fund or other investment companies advised by First Pacific Advisors, LLC.

Respecting Your Privacy

The Fund does not disclose any non-public personal information provided by investors or gathered by the Fund to third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Fund. Non-affiliated companies may from time to time be used to provide certain services, such as maintaining investor accounts, preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. In many instances, the investors will be clients of a third party, but the Fund may also provide an investor's personal and account information to the investor's respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Fund reserves the right to report or disclose personal or account information to third parties in circumstances where the Fund believes in good faith that disclosure is required or permitted under law, to cooperate with regulators or law enforcement authorities, to protect its rights or property, or upon reasonable request by the Fund in which an investor has invested. In addition, the Fund may disclose information about an investor or an investor's accounts to a third party at the investor's request or with the consent of the investor.

Procedures to Safeguard Private Information

The Fund is committed to its obligation to safeguard investor non-public personal information. In addition to this policy, the Fund has implemented procedures that are designed to limit access to an investor's non-public personal information to internal personnel who require the information to complete tasks, such as processing transactions, maintaining client accounts or otherwise providing services the investor requested. Physical, electronic and procedural safeguards are in place to guard an investor's non-public personal information.

Information Collected from Websites

Websites maintained by the Fund or its service providers may use a variety of technologies to collect information that helps the Fund and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as "cookies") allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. If you are a registered user of the Fund's and/or its service providers' website, the Fund, its service providers or third party firms engaged by the Fund or its service providers, may collect or

FPA NEW INCOME, INC.
PRIVACY POLICY

Continued

share information submitted by you, which may include personally identifiable information. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Fund does not look for web browser "do not track" requests.

Changes to the Privacy Policy

From time to time, the Fund may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

Revised: February, 2018

FPA NEW INCOME, INC.
DIRECTOR AND OFFICER INFORMATION

(Unaudited)

Name, Address(1) and Year of Birth	Position(s) With Fund Years Served	Principal Occupation(s) During the Past 5 Years	Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors
Allan M. Rudnick – 1940†	Director and Chairman* Years Served: 5	Private Investor. Formerly Co-Founder, Chief Executive Officer, Chairman and Chief Investment Officer of Kayne Anderson Rudnick Investment Management from 1989 to 2007.	7
Sandra Brown – 1955†	Director* Years Served: 1	Consultant. Formerly CEO and President of Transamerica Financial Advisers, Inc., 1999 to 2009; President, Transamerica Securities Sales Corp. 1998 to 2009; VP, Bank of America Mutual Fund Administration 1990 to 1998.	7
Mark L. Lipson – 1949†	Director* Years Served: 2	Consultant. ML2Advisors, LLC. Former Managing Director, Bessemer Trust (2007-2014) and US Trust (2003-2006); Founder, Chairman and CEO of the Northstar Mutual Funds (1993-2001).	7
Alfred E. Osborne, Jr. – 1944†	Director* Years Served: 18	Senior Associate Dean of the John E. Anderson School of Management at UCLA.	7	Wedbush, Inc., Nuverra Environmental Solutions, Inc., and Kaiser Aluminun, Inc.
A. Robert Pisano – 1943†	Director* Years Served: 5	Consultant. Formerly President and Chief Operating Officer of the Motion Picture Association of America, Inc. from 2005 to 2011.	7	Entertainment Partners, and Resources Global Professionals
Patrick B. Purcell – 1943†	Director* Years Served: 11	Retired. Formerly Executive Vice President, Chief Financial and Administrative Officer of Paramount Pictures from 1983 to 1998.	7
Interested Director(2)
J. Richard Atwood – 1960	Director* and President Years Served: 20	Managing Partner of the Adviser.	7

FPA NEW INCOME, INC.
DIRECTOR AND OFFICER INFORMATION

(Unaudited) Continued

Name, Address(1) and Year of Birth	Position(s) With Fund Years Served	Principal Occupation(s) During the Past 5 Years	Portfolios in Fund Complex Overseen	Other Directorships
Officers
Thomas H. Atteberry – 1953	Portfolio Manager Years Served: 12	Partner of the Adviser
Abhijeet Patwardhan – 1979	Portfolio Manager Years Served: 2	Partner of the Adviser and a Director of Research (since 2015) of the Adviser. Formerly Senior Vice President (2014 to 2015) and Vice President (2010 to 2013) of the Adviser.
David C. Lebisky – 1972	Chief Compliance Officer Years Served: 1

President of Lebisky Compliance Consulting LLC (since October 2015). Consultant, Duff & Phelps Compliance Consulting (since 2016). Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) (since 2015). Formerly, Director of Regulatory Administration, Scotia Institutional Investments US, LP (2010 to 2014).

E. Lake Setzler – 1967	Treasurer Years Served: 11	Senior Vice President and Controller of the Adviser.
Francine S. Hayes – 1967	Secretary Years Served: 2	Vice President and Senior Counsel of State Street Bank and Trust Company

(1)  The address for each Director and each Officer (except Ms. Hayes) is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025. Ms. Hayes' address is State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

(2)  "Interested person" within the meaning of the 1940 Act by virtue of his affiliation with the Fund's Adviser.

*  Directors serve until their resignation, removal or retirement.

†  Audit Committee member

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling (800) 982-4372.

FPA NEW INCOME, INC.

(Unaudited)

INVESTMENT ADVISER

First Pacific Advisors, LLC
11601 Wilshire Boulevard, Suite 1200
Los Angeles, CA 90025

TRANSFER & SHAREHOLDER SERVICE AGENT

UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175

or

235 West Galena Street
Milwaukee, WI 53212-3948

(800) 638-3060

CUSTODIAN AND ADMINISTRATOR

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

TICKER: FPNIX
CUSIP: 302544101

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, Wisconsin 53212-3948

LEGAL COUNSEL

Dechert LLP
One Bush Street, Suite 1600
San Francisco, California 94104

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
555 West 5th Street, Suite 2700
Los Angeles, California 90013

This report has been prepared for the information of shareholders of FPA NEW INCOME, INC., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.The financial information included in this report has been taken from the records of the Fund without examination by independent auditors.

A description of the policies and procedures that the Adviser uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, on the Fund's website at www.fpafunds.com or by calling (800) 982-4372 and on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

The Fund's complete proxy voting record for the 12 months ended June 30, 2017 is available without charge, upon request by calling (800) 982-4372 and on the SEC's website at www.sec.gov.

The Fund's schedule of portfolio holdings, filed the first and third quarter of the Fund's fiscal year on Form N-Q with the SEC, is available on the SEC's website at www.sec.gov. Form N-Q is available at the SEC's Public Reference Room in Washington, D.C., and information on the operations of the Public Reference Room may be obtained by calling (202) 551-8090. To obtain Form N-Q from the Fund, shareholders can call (800) 982-4372.

Additional information about the Fund is available online at www.fpafunds.com. This information includes, among other things, holdings, top sectors, and performance, and is updated on or about the 15th business day after the end of each quarter.

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.  Investments.

(a)                                 Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)                                 Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	June 7, 2018

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	June 7, 2018